Goodwill and Intangible Assets (Tables)	12 Months Ended
Oct. 31, 2022
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Summary of Continuity of Goodwill By Group of CGUs
A continuity of our goodwill by group of CGUs for the years ended October 31, 2021 and 2022 is as follows:

(Canadian $ in millions)			Personal and Commercial Banking					BMO Wealth Management			BMO Capital Markets		Total
	Canadian P&C		U.S. P&C		Total	Wealth and Asset Management		Insurance		Total
Balance – October 31, 2020	97		3,841		3,938	2,168		2		2,170	427		6,535
Dispositions during the year	–		–		–	(21)		–		(21)	–		(21)
Foreign exchange and other (1)	–		(274)		(274)	(837	) (7)	–		(837)	(25)		(1,136)
Balance – October 31, 2021	97		3,567		3,664	1,310		2		1,312	402		5,378
Dispositions during the year	–		–		–	(538)		–		(538)	–		(538)
Foreign exchange and other (1)	–		362		362	50		–		50	33		445
Balance – October 31, 2022	97	(2)	3,929	(3)	4,026	822	(4)	2	(5)	824	435	(6)	5,285

(1)	Other changes in goodwill included the effects of translating goodwill denominated in foreign currencies into Canadian dollars and purchase accounting adjustments related to prior-year purchases.
(2)	Relates primarily to bcpbank Canada, Diners Club, Aver Media LP and GE Transportation Finance.
(3)	Relates primarily to First National Bank & Trust, Ozaukee Bank, Merchants and Manufacturers Bancorporation, Inc., Diners Club, AMCORE, M&I and GE Transportation Finance.
(4)
Relates primarily to BMO Nesbitt Burns Inc., Guardian Group of Funds Ltd., M&I, myCFO, Inc., Stoker Ostler Wealth Advisors, Inc. and CTC Consulting LLC. The Private Banking business in Hong Kong and Singapore was disposed in fiscal 2021. Pyrford International Limited, LGM Investments Limited and F&C Asset Management plc were disposed in fiscal 2022. Refer to Note 10 for further information.

(5)	Relates to AIG Life Holdings (Canada), ULC.
(6)	Relates to Gerard Klauer Mattison, BMO Nesbitt Burns Inc., Paloma Securities L.L.C., M&I, Greene Holcomb Fisher, KGS-Alpha Capital Markets and Clearpool.
(7)	Includes a write-down of $779 million of goodwill attributable to the sale of our EMEA Asset Management business in fiscal 2021. Refer to Note 10 for further information.

Summary of Intangible Assets	The following table presents the changes in the balance of these intangible assets:

(Canadian $ in millions)	Customer relationships	Core deposits	Software – amortizing	Software under development	Other	Total
Cost as at October 31, 2020	767	962	5,416	280	621	8,046
Additions	–	–	65	430	30	525
Transfers	–	–	498	(498)	–	–
Disposals (2)	(9)	–	(313)	(4)	(28)	(354)
Foreign exchange and other	(39)	(68)	(118)	(4)	(22)	(251)
Cost as at October 31, 2021	719	894	5,548 (1)	204	601	7,966
Additions	–	–	11	662	20	693
Transfers	–	–	611	(611)	–	–
Disposals (2)	(247)	–	(53)	(1)	(319)	(620)
Foreign exchange and other	49	84	120	5	20	278
Cost as at October 31, 2022	521	978	6,237 (1)	259	322	8,317

(1)	Includes $5,486 million of internally generated software as at October 31, 2022 ($4,798 million as at October 31, 2021).
(2)	Includes fully depreciated assets written off and assets sold as part of divestitures during the year. Refer to Note 10 for further information.
The following table presents the accumulated amortization of our intangible assets:

(Canadian $ in millions)	Customer relationships	Core deposits	Software – amortizing	Software under development	Other	Total
Accumulated amortization at October 31, 2020	616	933	3,681	–	374	5,604
Amortization	35	27	530	–	42	634
Disposals (2)(3)	(5)	–	(308)	–	(28)	(341)
Foreign exchange and other	(30)	(66)	(82)	–	(19)	(197)
Accumulated amortization at October 31, 2021	616	894	3,821 (1)	–	369	5,700
Amortization	22	–	556	–	26	604
Disposals (2)(3)	(247)	–	(49)	–	(123)	(419)
Foreign exchange and other	44	84	94	–	17	239
Accumulated amortization at October 31, 2022	435	978	4,422 (1)	–	289	6,124
Carrying value at October 31, 2022	86	–	1,815	259	33	2,193
Carrying value at October 31, 2021	103	–	1,727	204	232	2,266

(1)	Includes $3,819 million of internally generated software as at October 31, 2022 ($3,231 million as at October 31, 2021).
(2)	Includes fully depreciated assets written off and assets sold as part of divestitures during the year. Refer to Note 10 for further information.
(3)	Includes impairment charges.